Earnings Per Share - Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Earnings Per Share [Abstract]
Weighted average common shares oustanding during the period-shares used for basic earnings per common share	9,523	9,360	9,284
Common shares issuable under share based payment plans which are potentially dilutive	82	114	167
Common shares used for diluted earnings per common share	9,605	9,474	9,451
Net income	$ 15,385	$ 7,808	$ 12,211
Basic	$ 1.62	$ 0.83	$ 1.32
Diluted	$ 1.60	$ 0.82	$ 1.29